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   As filed with the Securities and Exchange Commission on December 6, 1999
                                                       REGISTRATION NO. 33-47703
                                                                        811-6654

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]


     PRE-EFFECTIVE AMENDMENT NO.                                             [ ]
     POST-EFFECTIVE AMENDMENT NO. 15                                         [X]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]


AMENDMENT NO. 18


                        (CHECK APPROPRIATE BOX OR BOXES)

                            BNY HAMILTON FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

      3435 Stelzer Road                                       43219-3035
        Columbus, Ohio                                        (Zip Code)
(Address of Principal Executive Offices)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (614) 470-8000


                                                             Copy to:
             Nimish Bhatt                            John E. Baumgardner, Jr.
           3435 Stelzer Road                           Sullivan & Cromwell
       Columbus, Ohio 43219-3035                        125 Broad Street
(Name and Address of Agent for Service)              New York, New York 10004

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):


     / / immediately upon filing pursuant to paragraph (b) /X/ on January 3, 2000 pursuant to paragraph (b)
     / / 60 days after filing pursuant to paragraph (a)(1)
     / / on (date) pursuant to paragraph (a)(1)
     / / 75 days after filing pursuant to paragraph (a)(2)
     / / on (date) pursuant to paragraph (a)(2), of Rule 485.


If appropriate, check the following box:


     /X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares under the Securities Act of 1933, pursuant to Rule 24f-2 of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1998, was filed with the Commission on March 18, 1999.

This Post-Effective Amendment No. 15 to the Registration Statement of BNY Hamilton Funds, Inc. (the "Funds") incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 14 to the Registration Statement of the Funds filed with the Securities and Exchange Commission on September 23, 1999.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and the State of New York on the 6th day of December, 1999.

                                                        BNY HAMILTON FUNDS, INC.

                                                        By /s/ William J. Tomko
                                                          ----------------------
                                                              William J. Tomko
                                                                 President


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 6th day of December, 1999.


Name                                                          Title
----                                                          -----
        /s/ Edward L. Gardner                        Director and Chairman of the Board of Directors
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         (Edward L. Gardner)

        /s/ Peter Herrick                            Director
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         (Peter Herrick)

        /s/ Stephen Stamas                           Director
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         (Stephen Stamas)

        /s/ James E. Quinn                           Director
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         (James E. Quinn)

        /s/ Karen Osar                               Director
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         (Karen Osar)

        /s/ Kim Kelly                                Director
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         (Kim Kelly)

        /s/ J. David Huber                           Chief Executive Officer
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         (J. David Huber)